Share-based payments	12 Months Ended
Mar. 31, 2019
Share-based payment arrangements [Abstract]
Share-based payments
Share-based payments
The Company has issued stock options to purchase subordinate voting shares under its incentive plans, prior to the public share offering on March 21, 2017, the Legacy Plan, and subsequently, the Omnibus Plan. All options are issued at an exercise price that is not less than market value at the time of grant and expire ten years after the grant date.
Legacy Plan
Under the terms of the Legacy Plan, options were granted to certain employees of the Company which are exercisable to purchase subordinate voting shares. The options vest contingent upon meeting the service, performance goals and exit event conditions of the Legacy Plan.

a)	Service-vested options
Service-vested options are subject to the employee’s continuing employment and generally are scheduled to vest 40% on the second anniversary of the date of grant, 20% on the third anniversary, 20% on the fourth anniversary and 20% on the fifth anniversary.

b)	Performance-vested and exit event options
Performance-vested options that are tied to an exit event become eligible to vest pro rata on the same schedule as service-vested options, but do not vest until the exit event has occurred. An exit event is triggered based on a target realized rate of return on invested capital. Other performance-vested options vest based on measurable performance targets that do not involve an exit event. Performance-vested options are subject to the employee’s continued employment.
On each vesting date, service-vested options vest, and performance-vested exit event options become eligible to vest upon the occurrence of an exit event. The completion of the public share offering on March 21, 2017 and the secondary offering on July 5, 2017 each represent exit events such that options that were eligible to vest became vested. As of July 5, 2017, all exit event conditions have been met, and no outstanding options are subject to exit event conditions. No options will be issued under the Legacy Plan subsequent to the public share offering.
Omnibus Plan
Under the terms of the Omnibus Plan, options are granted to certain employees of the Company which are exercisable to purchase subordinate voting shares. The options vest over four years contingent upon meeting the service conditions of the Omnibus Plan, 25% on each anniversary of the date of grant.
Stock option transactions are as follows:

	2019		2018
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$4.71	3,647,571	$1.63	5,810,777
Options granted to purchase shares	$79.59	236,256	$30.09	352,893
Options exercised	$1.85	(1,702,503)	$0.62	(1,994,588)
Options cancelled	$10.99	(143,659)	$3.18	(521,511)
Options outstanding, end of period	$15.75	2,037,665	$4.71	3,647,571

In the year ended March 31, 2019, the average share price at which stock options were exercised was $66.08 (2018 – $33.16).
The following table summarizes information about stock options outstanding and exercisable at March 31, 2019:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted Average Remaining Life in Years	Number	Weighted Average Remaining Life in Years
$0.02	458,224	5.0	435,397	5.0
$0.25	74,322	5.4	29,877	5.4
$1.79	358,791	6.0	47,672	5.9
$4.62	477,867	6.9	115,632	6.9
$8.94	133,332	7.8	53,328	7.8
$23.64	54,551	8.4	10,644	8.4
$30.73	195,569	8.2	44,985	8.2
$31.79	48,122	8.6	18,437	8.6
$41.50	12,128	8.9	3,032	8.9
$71.73	7,075	9.9	—	—
$83.53	217,684	9.2	—	—
	2,037,665	6.8	759,004	5.9

Restricted share units
On July 5, 2018, the Company granted 10,650 RSUs, under the Omnibus Plan, to an employee of the Company. The RSUs are treated as equity instruments for accounting purposes. We expect that vested RSUs will be paid at settlement through the issuance of one subordinate voting share per RSU. The RSUs vest over a period of three years, a third on each anniversary of the date of grant. Fair value is determined based on the market value of the shares at the time of grant.
Subordinate voting shares, to a maximum of 6,668,247 shares, have been reserved for issuance under equity incentive plans to select employees of the Company, with vesting contingent upon meeting the service, performance goals and other conditions of the Plan.
Accounting for share-based awards
For the year ended March 31, 2019, the Company recorded $3.8 as contributed surplus and compensation expense for stock options and RSUs (2018 - $2.0, 2017- $3.3). In addition, cash compensation in the amount of $2.6 was paid to settle stock options cancelled on employee termination in the year ended March 31, 2017. Share-based compensation expense is included in selling, general and administrative expenses.
The assumptions used to measure the fair value of options granted under the Black Scholes option pricing model at the grant date were as follows:

	2019	2018
Weighted average stock price valuation	$79.59	$31.91
Weighted average exercise price	$79.59	$31.91
Risk-free interest rate	1.82%	1.34%
Expected life in years	5	5
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$32.68	$9.80